FAIR VALUE MEASUREMENTS - Liabilities measured (Details) - CNY (¥) ¥ in Thousands	4 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]			Changes In The Fair Value Of Convertible Promissory Notes
2025 Convertible Notes
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
Beginning Balance			¥ 537,778
Changes in fair value through the earnings			¥ (21,816)
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]		Changes In The Fair Value Of Convertible Promissory Notes	Changes In The Fair Value Of Convertible Promissory Notes
Foreign currency translation adjustment			¥ 11,127
Settlement			(527,089)
2027 Convertible Notes
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
Beginning Balance	¥ 1,683,270
Changes in fair value through the earnings	¥ 213,418
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Changes In The Fair Value Of Convertible Promissory Notes
Due to instrument-specific credit changes in other comprehensive income	¥ (14,243)
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Liability, Gain (Loss), Statement of Other Comprehensive Income or Comprehensive Income [Extensible Enumeration]	Other Comprehensive Income (Loss), Financial Liability, Fair Value Option, after Tax and Reclassification Adjustment, Attributable to Parent
Foreign currency translation adjustment	¥ 15,293	¥ 15,293
Ending Balance	1,897,738	1,897,738
Derivative liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
Beginning Balance		188,706
Changes in fair value through the earnings		¥ (132,538)	¥ 187,746
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]		Changes In The Fair Value Of Convertible Promissory Notes	Changes In The Fair Value Of Convertible Promissory Notes
Foreign currency translation adjustment	892	¥ 892	¥ 960
Ending Balance	¥ 57,060	¥ 57,060	¥ 188,706